New Perspective Fund®
Investment portfolio
December 31, 2025
unaudited

Common stocks 96.86% Information technology 23.82%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	118,604,056	$5,794,209
Microsoft Corp.	11,672,667	5,645,135
Broadcom, Inc.	15,591,074	5,396,071
NVIDIA Corp.	22,192,808	4,138,959
ASML Holding NV	1,209,456	1,292,807
ASML Holding NV (ADR)	941,992	1,007,799
Shopify, Inc., Class A, subordinate voting shares (a)	13,723,531	2,209,077
Salesforce, Inc.	4,388,525	1,162,564
SK hynix, Inc.	2,466,453	1,116,873
Apple, Inc.	3,756,194	1,021,159
Cloudflare, Inc., Class A (a)	4,950,785	976,047
Micron Technology, Inc.	3,225,072	920,468
Samsung Electronics Co., Ltd.	11,020,412	918,488
Fujitsu, Ltd.	31,545,800	864,910
Synopsys, Inc. (a)	1,736,689	815,758
SAP SE	3,252,675	795,859
ServiceNow, Inc. (a)	4,443,560	680,709
KLA Corp.	517,260	628,512
Keyence Corp.	1,387,040	502,531
TDK Corp.	20,566,900	290,994
Keysight Technologies, Inc. (a)	1,400,000	284,466
International Business Machines Corp.	900,000	266,589
Dassault Systemes SE	8,986,209	250,988
Amphenol Corp., Class A	1,853,923	250,539
MongoDB, Inc., Class A (a)	500,000	209,845
Sage Group PLC (The)	13,979,707	203,568
Intel Corp. (a)	5,098,243	188,125
EPAM Systems, Inc. (a)	771,184	158,000
Accenture PLC, Class A	476,316	127,796
Tokyo Electron, Ltd.	548,927	120,554
Hewlett Packard Enterprise Co.	4,358,800	104,698
Atlassian Corp., Class A (a)	645,442	104,652
ARM Holdings PLC (ADR) (a)	930,878	101,754
Constellation Software, Inc.	34,114	82,055
Capgemini SE (b)	377,218	62,472
Gartner, Inc. (a)	153,298	38,674
Strategy, Inc., Class A (a)	198,391	30,145
		38,763,849
Industrials 14.09%
Rolls-Royce Holdings PLC	111,031,915	1,725,784
Airbus SE, non-registered shares	6,629,221	1,537,670
DSV A/S	5,671,204	1,427,137
General Electric Co.	4,016,723	1,237,271
Northrop Grumman Corp.	1,672,380	953,608
Ryanair Holdings PLC (ADR)	12,637,628	912,310
New Perspective Fund — Page 1 of 9

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
ABB, Ltd.	11,881,871	$878,323
Siemens AG	3,051,454	856,958
RELX PLC	18,606,830	752,614
Safran SA	2,155,184	749,963
TransDigm Group, Inc.	559,068	743,477
BAE Systems PLC	29,433,223	676,641
Deere & Co.	1,404,552	653,917
Hitachi, Ltd.	17,920,700	555,965
FTAI Aviation, Ltd.	2,818,207	554,764
Bombardier, Inc., Class B (a)	3,223,706	548,421
Copart, Inc. (a)	13,892,106	543,876
Ingersoll-Rand, Inc.	6,622,029	524,597
Deutsche Post AG	9,161,635	501,803
HEICO Corp.	1,406,374	455,089
Schneider Electric SE	1,649,239	452,059
Carrier Global Corp.	8,189,546	432,736
Boeing Co. (The) (a)	1,916,617	416,136
Marubeni Corp. (b)	14,694,100	408,892
L3Harris Technologies, Inc.	1,075,023	315,594
Daikin Industries, Ltd. (b)	2,435,500	312,653
UL Solutions, Inc., Class A	3,829,687	302,009
ITT, Inc.	1,679,693	291,443
ASSA ABLOY AB, Class B	7,383,091	286,238
GE Vernova, Inc.	434,469	283,956
IHI Corp. (b)	13,962,435	246,187
Recruit Holdings Co., Ltd.	4,057,383	231,462
Contemporary Amperex Technology Co., Ltd., Class A	4,191,370	219,428
Wolters Kluwer NV	1,972,387	204,786
Equifax, Inc.	930,041	201,800
ITOCHU Corp. (b)	14,746,500	186,140
Diploma PLC	2,595,688	185,252
Delta Air Lines, Inc.	2,546,308	176,714
Canadian National Railway Co. (CAD denominated) (b)	1,662,438	164,421
Hanwha Aerospace Co., Ltd.	242,351	157,675
Tetra Tech, Inc.	4,068,579	136,460
XPO, Inc. (a)	920,725	125,136
Trane Technologies PLC	290,800	113,179
Compagnie de Saint-Gobain SA, non-registered shares	1,057,561	107,356
SMC Corp.	190,400	66,297
VAT Group AG	113,638	54,568
Loar Holdings, Inc. (a)	679,410	46,200
Veralto Corp.	149,498	14,917
		22,929,882
Consumer discretionary 13.12%
Tesla, Inc. (a)	10,562,820	4,750,311
Amazon.com, Inc. (a)	9,586,477	2,212,751
Royal Caribbean Cruises, Ltd.	6,503,402	1,813,929
MercadoLibre, Inc. (a)	557,512	1,122,974
Prosus NV, Class N	16,377,209	1,011,517
Trip.com Group, Ltd. (ADR)	12,778,469	918,900
Starbucks Corp.	9,281,687	781,611
Hermes International	290,773	718,413
Restaurant Brands International, Inc. (b)	9,017,901	615,291
Booking Holdings, Inc.	107,876	577,712
New Perspective Fund — Page 2 of 9

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Flutter Entertainment PLC (a)	2,679,444	$576,188
Amadeus IT Group SA, Class A, non-registered shares	7,705,263	565,171
Sony Group Corp.	19,378,516	495,318
Industria de Diseno Textil SA	7,385,786	486,504
LVMH Moet Hennessy-Louis Vuitton SE	542,688	409,133
YUM! Brands, Inc.	2,625,350	397,163
McDonald’s Corp.	1,227,673	375,214
Renault SA	8,516,528	352,575
Home Depot, Inc.	976,374	335,970
NIKE, Inc., Class B	4,819,311	307,038
Wynn Resorts, Ltd.	2,500,000	300,825
Marriott International, Inc., Class A	959,830	297,778
Compagnie Financiere Richemont SA, Class A	1,342,796	289,797
Entain PLC	26,700,531	274,942
Suzuki Motor Corp.	14,274,400	212,003
Hyundai Motor Co.	903,706	185,033
Aristocrat Leisure, Ltd.	3,897,063	151,128
Ryohin Keikaku Co., Ltd.	8,389,200	149,051
Valeo SA, non-registered shares	10,591,073	144,477
Evolution AB	1,983,468	134,987
Moncler SpA	1,372,173	88,191
Duolingo, Inc., Class A (a)	497,216	87,261
Wynn Macau, Ltd.	105,746,000	80,410
Hilton Worldwide Holdings, Inc.	177,650	51,030
Ferrari NV (EUR denominated)	129,513	48,222
Swatch Group AG (The) (b)	138,124	29,315
		21,348,133
Financials 12.51%
UniCredit SpA	22,214,267	1,844,133
Visa, Inc., Class A	4,086,358	1,433,127
Bank of America Corp.	21,137,918	1,162,586
AIA Group, Ltd.	105,988,333	1,088,658
Deutsche Bank AG	27,488,913	1,069,172
Mastercard, Inc., Class A	1,663,139	949,453
Chubb, Ltd.	2,959,044	923,577
Citigroup, Inc.	7,531,030	878,796
JPMorgan Chase & Co.	2,564,063	826,192
Societe Generale	8,813,384	710,075
Arthur J. Gallagher & Co.	2,582,026	668,203
London Stock Exchange Group PLC	5,120,997	616,642
Banco Santander SA	47,900,477	562,105
S&P Global, Inc.	947,541	495,175
Hong Kong Exchanges and Clearing, Ltd.	9,057,100	473,233
DBS Group Holdings, Ltd.	10,419,680	456,011
Allianz SE	953,456	437,320
Prudential PLC	27,992,331	431,901
3i Group PLC	9,686,234	421,422
Munchener Ruckversicherungs-Gesellschaft AG	635,397	419,602
Wise PLC, Class A (a)	32,837,410	394,422
Partners Group Holding AG (b)	304,842	374,471
KKR & Co., Inc.	2,916,172	371,754
AXA SA	7,579,348	364,527
Goldman Sachs Group, Inc.	378,994	333,136
ICICI Bank, Ltd. (ADR)	6,917,154	206,131
New Perspective Fund — Page 3 of 9

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
ICICI Bank, Ltd.	7,887,833	$117,762
Aon PLC, Class A	835,952	294,991
Brookfield Asset Management, Ltd., Class A	5,186,698	271,731
Brookfield Corp., Class A	5,184,865	237,933
Edenred SA (b)	10,156,084	225,623
Intercontinental Exchange, Inc.	1,279,303	207,196
TMX Group, Ltd.	5,415,199	206,066
Berkshire Hathaway, Inc., Class B (a)	360,959	181,436
Standard Chartered PLC	5,680,146	138,715
Banco Bilbao Vizcaya Argentaria SA	5,426,334	126,923
CME Group, Inc., Class A	442,410	120,813
American Express Co.	322,682	119,376
Canadian Imperial Bank of Commerce	980,259	88,866
Marsh & McLennan Cos., Inc.	341,274	63,313
Adyen NV (a)	26,431	42,408
		20,354,976
Health care 12.41%
Eli Lilly and Co.	2,588,800	2,782,132
AstraZeneca PLC	13,977,931	2,574,621
Vertex Pharmaceuticals, Inc. (a)	3,366,011	1,526,015
EssilorLuxottica SA	4,186,854	1,323,774
Intuitive Surgical, Inc. (a)	2,309,555	1,308,039
Thermo Fisher Scientific, Inc.	2,061,202	1,194,363
Alnylam Pharmaceuticals, Inc. (a)	2,392,493	951,375
Boston Scientific Corp. (a)	8,341,832	795,394
BeOne Medicines, Ltd. (ADR) (a)	2,372,767	720,871
BeOne Medicines, Ltd. (a)	2,871,700	66,731
Abbott Laboratories	5,584,184	699,642
Novo Nordisk AS, Class B	10,323,266	526,206
Mettler-Toledo International, Inc. (a)	369,089	514,580
Sanofi	4,439,795	430,739
Royalty Pharma PLC, Class A	10,090,003	389,878
Regeneron Pharmaceuticals, Inc.	467,600	360,926
Pfizer, Inc.	14,451,200	359,835
Danaher Corp.	1,502,808	344,023
Align Technology, Inc. (a)	2,097,778	327,568
Bayer AG	7,476,077	322,497
Cooper Cos., Inc. (a)	3,607,314	295,655
Amgen, Inc.	900,000	294,579
Illumina, Inc. (a)	1,918,928	251,687
bioMerieux SA	1,928,634	249,706
Chugai Pharmaceutical Co., Ltd.	4,227,000	222,205
ICON PLC (a)	1,059,500	193,062
AbbVie, Inc.	794,796	181,603
Haleon PLC	28,446,151	143,942
Grifols SA, Class B (ADR)	14,039,027	131,265
Daiichi Sankyo Co., Ltd.	6,154,100	131,068
Lonza Group AG	151,428	102,450
CRISPR Therapeutics AG (a)(b)	1,944,073	101,947
Ascendis Pharma AS (ADR) (a)	463,385	98,812
Bristol-Myers Squibb Co.	1,717,697	92,653
Asahi Intecc Co., Ltd.	4,396,200	82,357
New Perspective Fund — Page 4 of 9

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Zimmer Biomet Holdings, Inc.	795,567	$71,537
HOYA Corp.	240,900	36,489
		20,200,226
Communication services 10.26%
Meta Platforms, Inc., Class A	9,702,438	6,404,482
Alphabet, Inc., Class C	7,483,609	2,348,357
Alphabet, Inc., Class A	5,020,192	1,571,320
Netflix, Inc. (a)	15,598,909	1,462,554
Tencent Holdings, Ltd.	11,041,000	846,041
Nintendo Co., Ltd.	11,199,700	756,532
Bharti Airtel, Ltd.	28,601,184	670,958
ROBLOX Corp., Class A (a)	6,648,997	538,768
Publicis Groupe SA	4,526,399	469,574
MTN Group, Ltd.	42,238,005	431,625
America Movil, SAB de CV, Class B (ADR)	18,836,944	389,360
Spotify Technology SA (a)	464,209	269,571
Reddit, Inc., Class A (a)	960,000	220,675
Swisscom AG (a)(b)	274,386	199,395
Singapore Telecommunications, Ltd.	32,065,400	113,609
SoftBank Group Corp.	364,000	10,262
		16,703,083
Consumer staples 5.18%
Philip Morris International, Inc.	9,554,731	1,532,579
Nestle SA	12,148,472	1,207,478
Costco Wholesale Corp.	1,239,426	1,068,807
British American Tobacco PLC	11,312,086	641,142
Danone SA	6,009,924	542,272
Carlsberg A/S, Class B	3,768,908	494,072
Mondelez International, Inc., Class A	7,214,749	388,370
L’Oreal SA, bonus shares	686,197	294,744
L’Oreal SA, non-registered shares	103,095	44,283
Bunge Global SA	3,722,586	331,608
Constellation Brands, Inc., Class A	2,084,138	287,528
Carrefour SA, non-registered shares	14,742,004	245,903
Pernod Ricard SA (b)	2,759,592	236,246
Anheuser-Busch InBev SA/NV (b)	3,398,578	218,054
Estee Lauder Cos., Inc. (The), Class A	2,000,000	209,440
Monster Beverage Corp. (a)	2,389,123	183,174
Walmart, Inc.	1,565,319	174,392
Coca-Cola Co.	2,113,051	147,723
Seven & i Holdings Co., Ltd.	7,005,800	100,610
Ajinomoto Co., Inc.	3,902,786	82,547
		8,430,972
Materials 3.07%
Linde PLC	1,633,997	696,720
Sherwin-Williams Co.	2,072,917	671,687
Ecolab, Inc.	2,117,394	555,858
First Quantum Minerals, Ltd. (a)	18,202,330	488,030
Agnico Eagle Mines, Ltd.	2,194,955	372,225
Glencore PLC	59,604,494	324,233
Corteva, Inc.	4,538,997	304,249
Shin-Etsu Chemical Co., Ltd.	9,318,600	289,791
New Perspective Fund — Page 5 of 9

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Freeport-McMoRan, Inc.	5,345,607	$271,503
Rio Tinto PLC	2,750,419	219,442
Grupo Mexico, SAB de CV, Series B	22,000,000	207,728
Air Liquide SA	987,099	185,757
Vale SA (ADR), ordinary nominative shares	11,225,003	146,262
CRH PLC	1,037,603	129,493
Gerdau SA (ADR)	20,168,239	74,421
International Paper Co.	785,327	30,934
DSM-Firmenich AG	265,383	21,446
		4,989,779
Energy 1.47%
TotalEnergies SE (EUR denominated)	18,351,638	1,196,121
Cenovus Energy, Inc. (CAD denominated)	25,174,933	425,895
Cenovus Energy, Inc.	4,780,676	80,889
ConocoPhillips	2,418,726	226,417
SLB, Ltd.	4,276,047	164,115
Canadian Natural Resources, Ltd. (CAD denominated)	4,519,437	153,079
Tourmaline Oil Corp. (b)	2,015,054	90,391
South Bow Corp. (b)	1,798,974	49,478
Rosneft Oil Co. PJSC (c)	40,028,340	— (d)
		2,386,385
Utilities 0.51%
Engie SA	23,365,430	614,361
Sempra	1,951,477	172,296
Iberdrola SA, non-registered shares	2,213,202	47,905
		834,562
Real estate 0.42%
Welltower, Inc. REIT	2,078,453	385,782
Goodman Logistics (HK), Ltd. REIT	14,124,632	290,392
		676,174
Total common stocks (cost: $76,176,286,000)		157,618,021
Short-term securities 3.25% Money market investments 3.17%
Capital Group Central Cash Fund 3.79% (e)(f)	51,596,223	5,160,138
Money market investments purchased with collateral from securities on loan 0.08%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (e)(g)	16,875,111	16,875
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.65% (e)(g)	16,800,000	16,800
Capital Group Central Cash Fund 3.79% (e)(f)(g)	159,822	15,984
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.65% (e)(g)	15,600,000	15,600
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.69% (e)(g)	15,600,000	15,600
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74% (e)(g)	13,200,000	13,200
Fidelity Investments Money Market Government Portfolio, Class I 3.67% (e)(g)	9,600,000	9,600
New Perspective Fund — Page 6 of 9

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.61% (e)(g)	9,600,000	$9,600
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.70% (e)(g)	7,200,000	7,200
		120,459
Total short-term securities (cost: $5,279,765,000)		5,280,597
Total investment securities 100.11% (cost: $81,456,051,000)		162,898,618
Other assets less liabilities (0.11)%		(177,275)
Net assets 100.00%		$162,721,343
Investments in affiliates (f)

	Value at 10/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 3.18%
Money market investments 3.17%
Capital Group Central Cash Fund 3.79% (e)	$5,521,602	$4,248,984	$4,611,328	$258	$622	$5,160,138	$58,930
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 3.79% (e)(g)	40,900		24,916 (h)			15,984	— (i)
Total 3.18%				$258	$622	$5,176,122	$58,930

(a)	Non-income producing.
(b)	All or a portion of this security was on loan.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Rate represents the seven-day yield at 12/31/2025.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(g)	Security purchased with cash collateral from securities on loan.
(h)	Represents net activity.
(i)	Dividend income is included with securities lending income and is not shown in this table.
New Perspective Fund — Page 7 of 9

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to
New Perspective Fund — Page 8 of 9

unaudited
period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of December 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$26,549,596	$12,214,253	$—	$38,763,849
Industrials	10,148,031	12,781,851	—	22,929,882
Consumer discretionary	15,521,946	5,826,187	—	21,348,133
Financials	10,039,851	10,315,125	—	20,354,976
Health care	13,987,441	6,212,785	—	20,200,226
Communication services	13,205,087	3,497,996	—	16,703,083
Consumer staples	4,323,621	4,107,351	—	8,430,972
Materials	3,949,110	1,040,669	—	4,989,779
Energy	1,190,264	1,196,121	— *	2,386,385
Utilities	172,296	662,266	—	834,562
Real estate	385,782	290,392	—	676,174
Short-term securities	5,280,597	—	—	5,280,597
Total	$104,753,622	$58,144,996	$— *	$162,898,618
*
Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-007-0226
New Perspective Fund — Page 9 of 9